COMMITMENTS AND CONTINGENCIES - Contingencies (Details) ¥ in Millions	1 Months Ended
	Aug. 31, 2019 CNY (¥)	Jun. 30, 2019 CNY (¥)	Oct. 31, 2017 CNY (¥)	Sep. 30, 2017 USD ($)	Sep. 30, 2017 CNY (¥)	Aug. 31, 2017 USD ($)	Aug. 31, 2017 CNY (¥)
SUBSEQUENT EVENTS
Approximate amount of compensation or damages payable							¥ 50.5
BFSMC
SUBSEQUENT EVENTS
Amount of sought payment				$ 8,860,000	¥ 14.4
Xin Run
SUBSEQUENT EVENTS
Bank Deposits and Other Assets					¥ 50.5
Xin Run | BFSMC | Data center sale case
SUBSEQUENT EVENTS
Amount of sought payment						$ 96	¥ 105.6
Subsequent event | Xin Run
SUBSEQUENT EVENTS
Amount of sought payment	¥ 35.6
Subsequent event | Xin Run | BFSMC
SUBSEQUENT EVENTS
Amount of sought payment		¥ 64.8	¥ 64.8